Portfolio of Investments
Columbia Seligman Communications and Information Fund, August 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 11.3%
Broadcasting 1.8%
Discovery, Inc., Class A(a)	3,964,800	87,483,312
Fox Corp., Class A	1,729,700	48,189,442
Total Broadcasting		135,672,754
Integrated Telecommunication Services 0.5%
AT&T, Inc.	1,089,700	32,483,957
Ooma, Inc.(a)	436,122	5,948,704
Total Integrated Telecommunication Services		38,432,661
Interactive Home Entertainment 1.7%
Activision Blizzard, Inc.	1,367,608	114,222,620
Sciplay Corp., Class A(a),(b)	1,279,533	16,870,643
Total Interactive Home Entertainment		131,093,263
Interactive Media & Services 7.0%
Alphabet, Inc., Class A(a)	187,254	305,136,011
Alphabet, Inc., Class C(a)	140,762	230,030,445
Total Interactive Media & Services		535,166,456
Wireless Telecommunication Services 0.3%
Vodafone Group PLC, ADR	1,836,600	27,126,582
Total Wireless Telecommunication Services		27,126,582
Total Communication Services		867,491,716
Consumer Discretionary 1.0%
Internet & Direct Marketing Retail 1.0%
eBay, Inc.	1,421,224	77,854,651
Total Internet & Direct Marketing Retail		77,854,651
Total Consumer Discretionary		77,854,651
Financials 0.3%
Thrifts & Mortgage Finance 0.3%
Rocket Companies, Inc.(a),(c)	1,007,400	28,207,200
Total Thrifts & Mortgage Finance		28,207,200
Total Financials		28,207,200
Industrials 1.9%
Electrical Components & Equipment 0.4%
Sensata Technologies Holding(a)	670,200	27,907,128
Total Electrical Components & Equipment		27,907,128
Common Stocks (continued)
Issuer	Shares	Value ($)
Heavy Electrical Equipment 1.3%
Bloom Energy Corp., Class A(a),(b)	6,488,731	101,613,527
Total Heavy Electrical Equipment		101,613,527
Research & Consulting Services 0.2%
Nielsen Holdings PLC	956,900	14,621,432
Total Research & Consulting Services		14,621,432
Total Industrials		144,142,087
Information Technology 84.4%
Application Software 10.6%
Cerence, Inc.(a),(b)	2,164,771	115,165,817
Cornerstone OnDemand, Inc.(a)	620,357	21,879,991
Dropbox, Inc., Class A(a)	6,596,809	139,654,447
Salesforce.com, Inc.(a)	533,551	145,472,680
Splunk, Inc.(a)	188,363	41,313,657
Synopsys, Inc.(a)	1,449,404	320,753,105
Verint Systems, Inc.(a)	681,387	32,406,766
Total Application Software		816,646,463
Communications Equipment 2.9%
Cisco Systems, Inc.	1,155,800	48,797,876
CommScope Holding Co., Inc.(a)	2,342,500	24,127,750
F5 Networks, Inc.(a)	525,400	69,526,182
Lumentum Holdings, Inc.(a)	190,700	16,400,200
Plantronics, Inc.(b)	2,740,443	33,871,875
Telefonaktiebolaget LM Ericsson, ADR	2,512,600	29,271,790
Total Communications Equipment		221,995,673
Data Processing & Outsourced Services 7.6%
Fidelity National Information Services, Inc.	734,000	110,723,900
Fiserv, Inc.(a)	683,000	68,013,140
Genpact Ltd.	1,149,763	48,497,003
Global Payments, Inc.	250,389	44,223,705
Pagseguro Digital Ltd., Class A(a)	1,497,394	63,100,183
Visa, Inc., Class A	1,168,850	247,784,512
Total Data Processing & Outsourced Services		582,342,443
Internet Services & Infrastructure 1.5%
GoDaddy, Inc., Class A(a)	1,346,087	112,640,560
Total Internet Services & Infrastructure		112,640,560
Columbia Seligman Communications and Information Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Seligman Communications and Information Fund, August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Consulting & Other Services 0.3%
DXC Technology Co.	1,090,100	21,780,198
Total IT Consulting & Other Services		21,780,198
Semiconductor Equipment 15.2%
Advanced Energy Industries, Inc.(a)	1,273,550	94,395,526
Applied Materials, Inc.	3,671,400	226,158,240
Lam Research Corp.	1,582,678	532,317,919
Teradyne, Inc.	3,763,068	319,747,888
Total Semiconductor Equipment		1,172,619,573
Semiconductors 22.2%
Analog Devices, Inc.	459,300	53,682,984
Broadcom, Inc.	1,165,001	404,430,097
Infineon Technologies AG	760,700	21,152,336
Inphi Corp.(a)	216,228	24,645,667
Intel Corp.	1,150,600	58,623,070
Marvell Technology Group Ltd.(c)	5,869,542	227,620,839
Maxim Integrated Products, Inc.	784,300	53,677,492
Micron Technology, Inc.(a)	4,376,896	199,192,537
NXP Semiconductors NV	1,092,500	137,392,800
ON Semiconductor Corp.(a)	8,961,288	191,502,725
Rambus, Inc.(a)	1,065,700	14,312,351
Renesas Electronics Corp.(a)	17,775,500	111,876,972
SMART Global Holdings, Inc.(a)	814,969	20,537,219
Synaptics, Inc.(a),(b)	2,176,753	185,742,333
Total Semiconductors		1,704,389,422
Systems Software 11.7%
Fortinet, Inc.(a)	1,063,560	140,395,238
Microsoft Corp.	1,442,900	325,417,237
NortonLifeLock, Inc.	3,546,658	83,417,396
Oracle Corp.	1,654,900	94,693,378
Palo Alto Networks, Inc.(a)	458,600	118,048,226
SailPoint Technologies Holdings, Inc.(a)	1,093,590	42,901,536
Tenable Holdings, Inc.(a)	380,544	14,323,676
Xperi Holding Corp.(b)	6,415,841	80,390,488
Total Systems Software		899,587,175
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 12.4%
Apple, Inc.(c)	4,026,200	519,540,848
Dell Technologies, Inc.(a)	921,500	60,892,720
HP, Inc.	3,705,056	72,433,845
NetApp, Inc.	3,128,600	148,264,354
Western Digital Corp.(c)	3,882,192	149,153,816
Total Technology Hardware, Storage & Peripherals		950,285,583
Total Information Technology		6,482,287,090
Real Estate 0.2%
Specialized REITs 0.2%
American Tower Corp.	54,300	13,528,845
Total Specialized REITs		13,528,845
Total Real Estate		13,528,845
Total Common Stocks (Cost: $4,163,611,781)		7,613,511,589

Preferred Stocks 0.1%
Issuer		Shares	Value ($)
Financials 0.1%
Consumer Finance 0.1%
CommonBond, Inc.(d),(e),(f)	1.000%	2,159,244	5,311,740
Total Financials			5,311,740
Total Preferred Stocks (Cost: $10,000,000)			5,311,740

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.149%(b),(g)	132,241,546	132,241,546
Total Money Market Funds (Cost: $132,238,608)		132,241,546
Total Investments in Securities (Cost $4,305,850,389)		7,751,064,875
Other Assets & Liabilities, Net		(69,523,285)
Net Assets		$7,681,541,590

At August 31, 2020, securities and/or cash totaling $106,774,012 were pledged as collateral.
2	Columbia Seligman Communications and Information Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Seligman Communications and Information Fund, August 31, 2020 (Unaudited)
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	Morgan Stanley	USD	(18,375,296)	(1,424)	135.00	9/11/2020	(428,176)	(319,688)
Apple, Inc.	Morgan Stanley	USD	(18,375,296)	(1,424)	132.50	9/11/2020	(511,744)	(426,488)
Apple, Inc.	JPMorgan	USD	(51,719,232)	(4,008)	87.50	1/15/2021	(1,347,570)	(17,414,760)
Marvell Technology Group Ltd.	Morgan Stanley	USD	(33,575,724)	(8,658)	35.00	1/15/2021	(882,761)	(5,238,090)
Rocket Companies, Inc.	Morgan Stanley	USD	(13,157,200)	(4,699)	27.00	9/18/2020	(1,276,241)	(1,997,075)
Rocket Companies, Inc.	Morgan Stanley	USD	(15,050,000)	(5,375)	26.00	9/18/2020	(1,561,050)	(2,472,500)
Western Digital Corp.	Morgan Stanley	USD	(17,273,632)	(4,496)	90.00	1/15/2021	(1,669,579)	(40,464)
Total							(7,677,121)	(27,909,065)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Western Digital Corp.	Morgan Stanley	USD	(17,281,316)	(4,498)	40.00	01/15/2021	(1,425,263)	(2,485,145)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Bloom Energy Corp., Class A
	43,988,870	13,906,217	—	43,718,440	101,613,527	—	—	6,488,731
Cerence, Inc.
	79,175,479	—	(8,289,933)	44,280,271	115,165,817	12,692,457	—	2,164,771
Columbia Short-Term Cash Fund, 0.149%
	18,857,731	354,203,879	(240,820,153)	89	132,241,546	(8,340)	25,348	132,241,546
Plantronics, Inc.
	27,304,365	9,564,413	—	(2,996,903)	33,871,875	—	—	2,740,443
Sciplay Corp., Class A
	16,668,841	1,175,480	—	(973,678)	16,870,643	—	—	1,279,533
Synaptics, Inc.
	131,323,925	7,827,551	—	46,590,857	185,742,333	—	—	2,176,753
TiVo Corp.†
	48,521,466	—	(118,147,968)	69,626,502	—	—	—	—
Xperi Corp.†
	37,647,143	118,147,969	(173,482,523)	17,687,411	—	—	—	—
Xperi Holding Corp.‡
	—	174,232,412	—	(93,841,924)	80,390,488	—	320,792	6,415,841
Total	403,487,820			124,091,065	665,896,229	12,684,117	346,140

†	Issuer was not an affiliate at the end of period.
‡	Issuer was not an affiliate at the beginning of period.

Columbia Seligman Communications and Information Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Seligman Communications and Information Fund, August 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2020, the total value of these securities amounted to $5,311,740, which represents 0.07% of total net assets.
(e)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At August 31, 2020, the total market value of these securities amounted to $5,311,740, which represents 0.07% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
CommonBond, Inc.	03/19/2018	2,159,244	10,000,000	5,311,740

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at August 31, 2020.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Seligman Communications and Information Fund | Quarterly Report 2020